Document and Entity Information	Aug. 05, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000884219
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	Viad Corp
Entity Incorporation State Country Code	DE
Entity File Number	001-11015
Entity Tax Identification Number	36-1169950
Entity Address, Address Line One	1850 North Central Avenue
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85004-4565
City Area Code	(602)
Local Phone Number	207-1000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1.50 Par Value
Trading Symbol	VVI
Security Exchange Name	NYSE
Junior Participating Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Trading Symbol	—
Security Exchange Name	NYSE